Cover Page	Jul. 01, 2024
Document Information [Line Items]
Document Type	8-K12B
Document Period End Date	Jul. 01, 2024
Current Fiscal Year End Date	--12-31
Securities Act File Number	333-276255
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4097909
Entity Address, Address Line One	8701 Red Oak Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	419
Local Phone Number	626-0830
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001999001
Amendment Flag	true
Amendment Description	Explanatory Note On July 1, 2024 (the “Closing Date”), Six Flags Entertainment Corporation (formerly known as CopperSteel HoldCo, Inc.) (the “Company”) completed the previously announced merger of equals transaction contemplated by the Agreement and Plan of Merger, dated as of November 2, 2023 (the “Merger Agreement”), by and among the Company (then, CopperSteel HoldCo, Inc.), Cedar Fair, L.P. (“Cedar Fair”), Six Flags Entertainment Corporation (“Former Six Flags”) and CopperSteel Merger Sub, LLC (“Copper Merger Sub”). Pursuant to the Merger Agreement, (i) Copper Merger Sub was merged with and into Cedar Fair (the “Cedar Fair First Merger”), with Cedar Fair continuing as the surviving entity (the “Cedar Fair Surviving Entity”) and a direct subsidiary of the Company, (ii) the Cedar Fair Surviving Entity was subsequently merged with and into the Company (the “Cedar Fair Second Merger” and together with the Cedar Fair First Merger, the “Cedar Fair Mergers”), with the Company continuing as the surviving corporation, and (iii) Former Six Flags merged with and into the Company (the “Six Flags Merger” and together with the Cedar Fair Mergers, the “Mergers”), with the Company continuing as the surviving corporation. Upon the consummation of the Mergers, the separate legal existences of each of Copper Merger Sub, Cedar Fair and Former Six Flags ceased, and the Company changed its name to “Six Flags Entertainment Corporation”. Capitalized terms used herein but not otherwise defined have the meanings set forth in the Merger Agreement. This Current Report on Form 8-K establishes the Company as the successor issuer to Cedar Fair and Former Six Flags pursuant to Rule 12g-3(c) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Pursuant to Rule 12g-3(d) under the Exchange Act, shares of the Company’s common stock are deemed to be registered under Section 12(b) of the Exchange Act, and the Company is subject to the informational requirements of the Exchange Act, and the rules and regulations promulgated thereunder. The Company hereby reports this succession in accordance with Rule 12g-3(f) under the Exchange Act. The shares of the Company’s common stock will trade on the New York Stock Exchange (“NYSE”) under the ticker symbol “FUN”.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false